Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2025		Dec. 31, 2024
Current Assets:
Cash and cash equivalents	₩ 1,490,024		₩ 2,023,721
Short-term financial instruments	151,426		323,890
Short-term investment securities	35,217		0
Accounts receivable – trade, net	1,918,502		1,989,306
Short-term loans, net	69,664		65,205
Accounts receivable – other, net	346,326	[1]	369,192	[2]
Contract assets	124,831		90,385
Prepaid expenses	2,135,763		1,945,610
Prepaid income taxes	6,217		21
Derivative financial assets	6,945		119,500
Inventories, net	167,640		209,783
Assets held for sale	143,489		174,839
Advanced payments and others	131,086		165,230
Total Current Assets	6,727,130		7,476,682
Non-Current Assets:
Long-term financial instruments	370		373
Long-term investment securities	3,188,572		1,877,922
Investments in associates and joint ventures	2,238,470		2,341,827
Investment property, net	39,841		26,611
Property and equipment, net	11,902,173		12,617,394
Goodwill	2,072,493		2,072,493
Intangible assets, net	1,710,620		2,194,871
Long-term contract assets	63,778		46,352
Long-term loans, net	32,184		34,446
Long-term accounts receivable – other, net	164,762		173,252
Long-term prepaid expenses	1,280,751		1,108,406
Guarantee deposits, net	167,823		155,875
Long-term derivative financial assets	303,201		221,608
Defined benefit assets	205,477		154,329
Other non-current assets	10,138		12,814
Total Non-Current Assets	23,380,653		23,038,573
Total Assets	30,107,783		30,515,255
Current Liabilities:
Accounts payable – trade	110,867		126,508
Accounts payable – other	1,576,870		2,798,978
Withholdings	1,011,918		928,679
Contract liabilities	207,682		168,194
Accrued expenses	1,345,998		1,522,750
Income tax payable	28,482		243,564
Derivative financial liabilities	5,782		0
Provisions	145,953		50,016
Short-term borrowings	130,000		100,000
Current portion of long-term debt, net	1,122,584		2,460,109
Current portion of long-term payables – other	368,572		367,765
Lease liabilities	407,959		351,363
Liabilities held for sale	67,108		106,352
Total Current Liabilities	6,529,775		9,224,278
Non-Current Liabilities:
Debentures, excluding current portion, net	7,294,445		6,363,646
Long-term borrowings, excluding current portion, net	300,000		203,125
Long-term payables – other	179,389		539,955
Long-term lease liabilities	1,117,839		1,286,588
Long-term contract liabilities	194,261		61,512
Defined benefit liabilities	0		2,086
Long-term derivative financial liabilities	621		3,437
Long-term provisions	80,094		70,044
Deferred tax liabilities	1,363,191		851,200
Other non-current liabilities	92,876		81,750
Total Non-Current Liabilities	10,622,716		9,463,343
Total Liabilities	17,152,491		18,687,621
Shareholders' Equity:
Share capital	30,493		30,493
Capital surplus and others	(12,529,849)		(12,353,445)
Hybrid bonds	398,509		398,509
Retained earnings	22,938,268		22,976,127
Reserves	2,025,682		646,943
Equity attributable to owners of the Parent Company	12,863,103		11,698,627
Non-controlling interests	92,189		129,007
Total Shareholders' Equity	12,955,292		11,827,634
Total Liabilities and Shareholders' Equity	₩ 30,107,783		₩ 30,515,255

[1]	Gross and carrying amounts of accounts receivable – other as of December 31, 2025 include ₩189,963 million of financial instruments classified as fair value through profit or loss (“FVTPL”).
[2]	Gross and carrying amounts of accounts receivable – other as of December 31, 2024 include ₩223,761 million of financial instruments classified as fair value through profit or loss (“FVTPL”).